CASH AND CASH EQUIVALENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 59,924		$ 62,355		$ 4,520
Cash in bank balance		$ 4,889	1,186	$ 876
Short-term deposits	$ 40,234		$ 13,615	$ 10,052